Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	bf31_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock S&P 500 Stock Fund

(the “Fund”)

Supplement dated April 30, 2015 to the Prospectus and Statement of Additional Information

of the Fund, each dated April 30, 2015

The Board of Trustees of BlackRock Funds III (the “Trust”) approved a change to the Fund’s name. These changes will become effective June 30, 2015.

Effective until June 30, 2015, the following changes are made to the Fund’s Prospectus and Statement of Additional Information:

Effective until June 30, 2015, all references to BlackRock S&P 500 Index Fund are changed to BlackRock S&P 500 Stock Fund. Effective on June 30, 2015, the name of the Fund will be BlackRock S&P 500 Index Fund. Effective until June 30, 2015, all references to S&P 500 Index Master Portfolio are changed to S&P 500 Stock Master Portfolio. Effective on June 30, 2015, the name of the master portfolio in which the Fund invests its assets will be S&P 500 Index Master Portfolio.

BlackRock S&P 500 Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf31_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock S&P 500 Stock Fund

(the “Fund”)

Supplement dated April 30, 2015 to the Prospectus and Statement of Additional Information

of the Fund, each dated April 30, 2015

The Board of Trustees of BlackRock Funds III (the “Trust”) approved a change to the Fund’s name. These changes will become effective June 30, 2015.

Effective until June 30, 2015, the following changes are made to the Fund’s Prospectus and Statement of Additional Information:

Effective until June 30, 2015, all references to BlackRock S&P 500 Index Fund are changed to BlackRock S&P 500 Stock Fund. Effective on June 30, 2015, the name of the Fund will be BlackRock S&P 500 Index Fund. Effective until June 30, 2015, all references to S&P 500 Index Master Portfolio are changed to S&P 500 Stock Master Portfolio. Effective on June 30, 2015, the name of the master portfolio in which the Fund invests its assets will be S&P 500 Index Master Portfolio.